Advances to Suppliers - Third Parties and A Related Party, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advances to Suppliers - Third Parties and Related Party, Net [Abstract]
Advances to suppliers - third parties	$ 386,241	$ 44,465
Advances to a related party (prepaid compensation) - Mr. Ping Chen	(194,311)	(680,733)	$ (623,583)
Less: Impairment
Advances to suppliers - third parties	$ 386,241	$ 386,241	$ 44,465